November 6, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                            Re:American Trust Allegiance Fund
                          File No. 333-17391, 811-07959
                                 CIK No. 1027596

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the American Trust Allegiance Fund series of the Registrant for the six month period ended August 31, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                         American Trust Allegiance Fund

                               SEMI-ANNUAL REPORT
































                              FOR THE PERIOD ENDED

                                 AUGUST 31, 1997

                         American Trust Allegiance Fund

September 30, 1997

Dear Fellow Shareholder,
      We are pleased to send you the American Trust Allegiance Fund's initial semi-annual report. The first six months of operation have been an exciting time in terms of growth of the Fund and investment challenges in the U.S. stock market. As of August 31, 1997, the Fund's assets had increased to $3.6 million.
      Our investment discipline is characterized by a "bottom up" focus, identifying companies that meet our social and financial investment guidelines. We do not attempt to forecast the stock market, interest rates, inflation, or the U.S. economy. Rather, all of our research is centered on finding and analyzing individual companies and, to the extent we can find companies that satisfy our criteria, we attempt to remain fully invested with minimal cash holdings. Having eliminated companies with operating activities in the alcohol, gambling, tobacco, and health care industries, we search for companies which we believe hold attractive long term growth potential.
      Our research efforts have led us to companies which possess, on average, growth in earnings per share faster than that of the general stock market. We have also placed a high value on those companies that have demonstrated a more predictable, consistent record of growth in earnings per share. We have found the most attractive growth opportunities in the areas of technology, financial services, and energy and consequently, the Fund's portfolio is overweighted, relative to the S & P 500 Index, in these sectors.
      We thank you for your support and look forward to helping you achieve your financial goals.



/s/
Paul H. Collins



/s/
Jeffrey M. Harris, CFA

                         American Trust Allegiance Fund

TOP 10 HOLDINGS
at August 31, 1997
--------------------------------------------------------------------------------
Halliburton
Lucent Technologies
Royal Dutch
Schlumberger
Allied Signal, Inc.
Cisco Systems
Franklin Resources
Molex
State Street Bank
Sunamerica

                         American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS
at August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
 Shares       COMMON STOCKS: 94.73%            Market Value
--------------------------------------------------------------------------------
              Airlines: 0.64%
     800      Southwest Airlines                   $ 22,400
                                                   --------

              Banks -
              Major Regional : 9.54%
   1,350      Fifth Third Bancorp                    78,975
   1,800      Mellon Bank                            86,625
   1,400      Northern Trust Corp.                   74,375
   2,000      State Street Corp.                     99,750
                                                     ------
                                                    339,725
                                                    -------

              Communication -
              Equipment: 6.37%
   1,300      Lucent Technologies                   101,238
     900      Motorola, Inc.                         66,038
   1,000      Tellabs, Inc. Del*                     59,688
                                                     ------
                                                    226,964
                                                    -------

              Computer Hardware: 1.84%
   1,000      Compaq Computer Corp.*                 65,500
                                                     ------

              Computers -
              Networking: 2.75%
   1,300      Cisco Systems, Inc.*                   97,988
                                                     ------

              Computer Software /
              Services: 10.93%
   1,150      Computer Assoc. Int'l, Inc.            76,906
   1,150      Computer Sci. Corp.*                   85,531
     600      Microsoft Corp.*                       79,313
   2,100      Oracle Corp.*                          80,063
   1,200      Peoplesoft, Inc.*                      67,500
                                                     ------
                                                    389,313
                                                    -------

              Electrical Equipment: 5.09%
   1,600      Emerson Electric Co.                   87,500
   2,400      Molex, Inc.                            93,900
                                                     ------
                                                    181,400
                                                    -------

                         American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS
at August 31, 1997 (Unaudited), Continued
--------------------------------------------------------------------------------
 Shares                                        Market Value
--------------------------------------------------------------------------------
              Electronics -
              Semiconductor: 2.08%
     800      Intel Corp.                          $ 73,700
                                                   --------

              Entertainment: 2.16%
   1,000      Walt Disney Company                    76,813
                                                     ------

              Financial (Diverse): 2.57%
   1,700      Sunamerica, Inc.                       91,588
                                                     ------

              Foods: 4.87%
   1,800      Campbell Soup Co.                      83,475
   1,400      Conagra, Inc.                          90,038
                                                     ------
                                                    173,513
                                                    -------

              Insurance - Brokers: 0.86%
     450      Marsh & McLennan, Inc.                 30,712
                                                     ------

              Insurance - Multiline: 2.39%
     900      American Int'l Group                   84,938
                                                     ------

              Investment Bank /
              Brokerage: 3.53%
   1,200      Franklin Resources                     92,850
     600      T. Rowe Price Associates               33,000
                                                     ------
                                                    125,850
                                                    -------

              Manufacture - Diverse: 4.93%
   1,100      Allied Signal, Inc.                    90,819
   1,750      Illinois Tool Works                    84,656
                                                     ------
                                                    175,475
                                                    -------

              Manufacture - Special: 4.25%
   1,700      Diebold                                78,838
   1,400      Sealed Air Corp.*                      72,625
                                                     ------
                                                    151,463
                                                    -------

                         American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS
at August 31, 1997 (Unaudited), Continued
--------------------------------------------------------------------------------
 Shares                                        Market Value
--------------------------------------------------------------------------------
              Oil & Gas - Drilling &
              Equipment: 8.31%
   2,150      Haliburton Co.                      $ 102,663
   1,600      Schlumberger Ltd.                     121,900
     900      Western Atlas, Inc.*                   71,325
                                                     ------
                                                    295,888
                                                    -------

              Oil - International: 2.85%
   2,000      Royal Dutch Petroleum                 101,500
                                                    -------

              Personal Care: 2.33%
   1,000      Gillette Co.                           82,813
                                                     ------

              Retail - Specialty: 3.04%
   1,000      Barnes & Noble, Inc.*                  46,438
   2,600      Borders Group, Inc.*                   61,913
                                                     ------
                                                    108,351
                                                    -------

              Services - Commercial &
              Consumer: 2.15%
   1,100      Cintas Corp.                           76,725
                                                     ------

              Services - Computer
              Systems: 1.76%
   1,200      Sungard Data Systems, Inc.*            62,550
                                                     ------

              Services -
              Dataprocessing: 6.78%
   1,700      Automatic Data Proc.                   77,456
   2,200      First Data Corp.                       90,338
   2,150      Paychex, Inc.                          73,638
                                                     ------
                                                    241,432
                                                    -------

              Telecommunication -
              Long Distance: 2.19%
   2,600      Worldcom, Inc.*                        77,838
                                                     ------

                         American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS
at August 31, 1997 (Unaudited), Continued
--------------------------------------------------------------------------------
 Shares                                        Market Value
--------------------------------------------------------------------------------
              Telephone: 1.53%
   1,000      SBC Communications                   $ 54,375
                                                   --------

              Textiles - Apparel: 4.26%
   1,500      Jones Apparel GP, Inc.*                75,281
   1,750      Tommy Hilfiger Corp.*                  76,344
                                                     ------
                                                    151,625
                                                    -------

              Total Common Stocks
               (cost $3,190,679)                  3,560,431
                                                  ---------



              SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
 $74,541      Star Treasury Fund: 4.62%              74,541
                                                     ------

              Total Investments in
               Securities
               (cost $3,265,220): 99.35%          3,634,972
              Other Assets
               Less Liabilities: 0.65%               23,656
                                                     ------
              Total Net Assets: 100.0%          $ 3,658,628

* Non-income producing security.

See accompanying Notes to Financial Statements.

                         American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments in securities,
     at value (identified cost
     $3,265,220) (Note 2-A)                     $ 3,634,972
   Receivables:
      Due from Advisor                                8,736
      Dividends and interest                          2,479
      Subscriptions                                    (600)
   Deferred organization costs (Note 2-D)            16,746
   Prepaid expenses                                  12,056
                                                     ------
         Total assets                             3,674,389
                                                  ---------
LIABILITIES
   Due to investment advisor                          2,922
   Other liabilities                                 12,839
                                                     ------
         Total liabilities                           15,761
                                                     ------
NET ASSETS                                      $ 3,658,628
                                                ===========

   Net asset value, offering and
     redemption price per share
     ($3,658,628/319,577 shares
      outstanding; unlimited number
      of shares (par value $.01)
      authorized)                                    $11.45
                                                     ======

COMPONENTS OF NET ASSETS
   Paid-in capital                              $ 3,294,546
   Undistributed net investment
     loss                                            (4,896)
   Accumulated net realized loss
     on investment transactions                        (774)
   Net unrealized appreciation on
     investments                                    369,752
                                                    -------
     Net assets                                 $ 3,658,628
                                                ===========

See accompanying Notes to Financial Statements.

                         American Trust Allegiance Fund

Comparison of the change in value of a $10,000 investment in the American Trust Allegiance Fund versus the S&P 500 Composite Stock Index


Date                Fund           S&P 500
03/11/97            10,000         10,000
03/31/97             9,210          9,342
04/30/97             9,950          9,902
05/31/97            10,630         10,497
06/30/97            11,110         10,968
07/31/97            12,100         11,841
08/31/97            11,450         11,175

Past performance is no guarantee of future performance. Fund shares fluctuate and investors may have a gain or loss when shares are redeemed.

Total return from fund inception (3/11/97)
Fund      14.50%
S&P 500   11.80%

                         American Trust Allegiance Fund

STATEMENT OF OPERATIONS - For the Period From March 11, 1997* through August 31,
1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income
      Dividends                                    $ 10,744
      Interest                                        3,231
                                                      -----
         Total income                                13,975
                                                     ------

   Expenses
      Administration fees                            14,219
      Advisory fees                                  12,364
      Amortization of deferred
         organization costs (Note 2-D)                1,754
      Auditing fees                                   5,214
      Custody fees                                    3,223
      Trustees' fees                                  1,699
      Fund accounting                                 6,064
      Insurance                                         684
      Legal fees                                      1,896
      Miscellaneous                                   4,799
      Printing                                        2,370
      Registration fees                               9,207
      Transfer agent fees                             6,162
                                                      -----
      Total expenses                                 69,655
         Less: expenses reimbursed                  (50,784)
                                                    -------
         Net expenses                                18,871
                                                     ------
         Net investment loss                         (4,896)
                                                     ------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
      Net realized loss from security
         transactions                                  (774)
      Net change in unrealized
         appreciation on investments                369,752
                                                    -------
      Net realized and unrealized gain
         on investments                             368,978
                                                    -------
         Net Increase in Net Assets
           Resulting from Operations              $ 364,082
                                                  =========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                         American Trust Allegiance Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------
                                              March 11, 1997*
                                                  through
                                              August 31, 1997
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment loss                                $ (4,896)
Net realized loss from security
  transactions                                         (774)
Net change in unrealized
  appreciation on investments                       369,752
                                                    -------
   Net increase in net assets
     resulting from operations                      364,082
                                                    -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
  net change in outstanding shares (a)            3,294,546
                                                  ---------
   Total increase in net assets                   3,658,628

NET ASSETS
Beginning of period                                     -0-
                                                         -
End of period                                    $3,658,628
                                                 ==========

(a) A summary of capital shares
  transactions is as follows:
                                          March 11, 1997*
                                             through
                                         August 31, 1997
--------------------------------------------------------------------------------

                                     Shares        Value
--------------------------------------------------------------------------------
      Shares sold                     322,859    $3,329,941
      Shares redeemed                  (3,282)      (35,395)
                                       ------       -------
          Net increase                319,577    $3,294,546
                                      =======    ==========


*Commencement of operations.

See accompanying Notes to Financial Statements.

                         American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS - For a capital share
outstanding throughout the period
--------------------------------------------------------------------------------
                                           March 11, 1997*
                                               through
                                           August 31, 1997
--------------------------------------------------------------------------------
Net asset value, beginning of period           $10.00
                                               ------
Income from investment operations:
   Net investment income                        (0.02)
   Net realized and unrealized gain
     on investments                              1.47
                                                 ----
      Total from investment operations           1.45
                                                 ----

Net asset value, end of period                 $11.45
                                               ======

Total return                                    14.50%**

Ratios/supplemental data:
Net assets, end of period (thousands)         $3,659

Ratio of expenses to average net assets:
   Before expense reimbursement                  5.39%***
   After expense reimbursement                   1.45%***

Ratio of net investment loss to average net assets:
  Before expense reimbursement                  (4.31%)***
  After expense reimbursement                   (0.38%)***

Portfolio turnover rate                          1.04%

Average commission rate
  paid per share                              $.1518

*Commencement of operations.

**Not annualized.

***Annualized.

See accompanying Notes to Financial Statements.

                         American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS  at
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The American Trust Allegiance (the "Fund") is a diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the last quoted bid price. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. The Fund has incurred expenses of $18,500 in connection with the organization of the Fund. These costs have been deferred and are being

                         American Trust Allegiance Fund
      amortized on a straight line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

       For the period  ended  August  31,  1997,  American  Trust  Company  (the
"Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of
 .95% based upon the average daily net assets of the Fund. For the period ended August 31, 1997, the Fund incurred $12,364 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable limitations. For the period ended August 31, 1997, the Advisor reimbursed the Fund in the amount of $50,784.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the

                         American Trust Allegiance Fund

NOTES TO
FINANCIAL STATEMENTS,  Continued
trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF
SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended August 31, 1997, were $3,219,919 and $28,466, respectively.

                                     Advisor
                             American Trust Company
                                One Court Street
                                Lebanon, NH 03766
                                 1-800-788-8806


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 1-800-385-7003


                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.